One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com

JOHN V. O’HANLON

john.ohanlon@dechert.com +1 617 728 7111 Direct +1 617 275 8367 Fax

February 19, 2014

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Hartford Mutual Funds, Inc. — Definitive Registration Statement on Form N-14
(File No. 811-07589)

Dear Sir or Madam:

On behalf of The Hartford Mutual Funds, Inc. (the “Registrant”), attached for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”) by means of the EDGAR system is a definitive registration statement on Form N-14 under the 1933 Act.  This definitive Form N-14 is being filed in connection with the reorganization of Hartford Global Growth Fund (“Acquired Fund”), a series of the Registrant, with and into Hartford Capital Appreciation II Fund, to be renamed Hartford Global Capital Appreciation Fund effective February 28, 2014 (“Acquiring Fund”), a separate series of the Registrant, in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund.

Although the registration statement will become effective automatically under Rule 488 under the 1993 Act on the thirtieth day after it is filed with the Securities and Exchange Commission, the Registrant undertakes not to offer the shares being registered through this Form N-14 to shareholders prior to March 5, 2014.

No fees are required in connection with this filing.  Please call the undersigned at 617.728.7111 with any questions regarding the attached.

Sincerely,

/s/ John V. O’Hanlon
John V. O’Hanlon

Attachment